Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment, net
	Estimated Useful Lives	June 30, 2021	December 31, 2020
Machinery and equipment	3 to 5 years	$552	$535
Furniture and fixed assets	3 to 7 years	153	103
Computer hardware and software	3 years	119	67
Leasehold improvements	Lesser of lease term or asset life	1,085	24
Total property and equipment		1,909	729
Less accumulated depreciation		(389)	(284)
Property and equipment, net		$1,520	$445

	Estimated Useful Lives	December 31,
		2020	2019
Machinery and equipment	3 to 5 years	$535	$509
Furniture and fixed assets	3 to 7 years	103	46
Computer hardware and software	3 years	67	30
Leasehold improvements	Lessor of lease term or asset life	24	24
Total property and equipment		729	609

Less accumulated depreciation		(284)	(127)

Property and equipment, net		$445	$482